                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2993

                      (Investment Company Act File Number)

                         Edward Jones Money Market Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Six months ended 8/31/04

Item 1.     Reports to Stockholders

EdwardJones

Edward Jones Money Market Fund

SEMI-ANNUAL REPORT

August 31, 2004

Investment Shares
Retirement Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Serving Individual Investors Since 1871

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2004		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.003		0.010	0.027	0.055	0.043
Less Distributions:
Distributions from net investment income	(0.002)		(0.003)		(0.010)	(0.027)	(0.055)	(0.043)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.17%		0.30%		0.97%	2.75%	5.62%	4.43%

Ratios to Average Net Assets:
Expenses	0.85	% [2]	0.86%		0.84%	0.83%	0.91%	0.94%
Net investment income	0.34	% [2]	0.30%		0.96%	2.75%	5.47%	4.35%
Expense waiver/reimbursement [3]	0.00	% [2,4]	0.00	% [4]	--	--	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$7,668,374		$8,134,397		$9,090,066	$9,722,644	$11,019,037	$8,761,300

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,		Period Ended
	8/31/2004		2004	2003	2/28/2002	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0004		0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.0004)		(0.001)	(0.005)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.04%		0.08%	0.50%	1.41%

Ratios to Average Net Assets:
Expenses	1.12	% [3]	1.08%	1.30%	1.30	% [3]
Net investment income	0.07	% [3]	0.08%	0.49%	1.78	% [3]
Expense waiver/reimbursement [4]	0.17	% [3]	0.12%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$2,203,864		$2,254,070	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,001.70	$4.29
Retirement Shares	$1,000	$1,000.40	$5.65
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,020.92	$4.33
Retirement Shares	$1,000	$1,019.56	$5.70

1 Expenses are equal to the Fund's Investment Shares and Retirement Shares annualized expense ratios of 0.85% and 1.12% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	53%
Repurchase Agreements	47%
TOTAL		100%

At August 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity [3] of		Percentage of Total Investments [2]
1-7 Days	43.8%
8-30 Days	24.1%
31-90 Days	18.7%
91-180 Days	8.6%
181 Days or more	4.8%
TOTAL		100%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

August 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--53.9%
$45,000,000	[1]	Federal Farm Credit System Floating Rate Note, 1.394%, 9/4/2004	$44,998,377
87,750,000	[2]	Federal Home Loan Bank System Discount Note, 1.810%, 2/16/2005	87,008,805
315,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.344% - 1.447%, 9/20/2004 - 10/07/2004	314,935,714
379,225,000		Federal Home Loan Bank System Notes, 1.300% - 7.125%, 12/7/2004 - 5/4/2005	379,792,482
1,005,444,000	[2]	Federal National Mortgage Association Discount Notes, 1.110% - 1.875%, 10/1/2004 - 2/9/2005	1,001,229,285
3,176,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.230% - 1.640%, 10/28/2004 - 11/18/2004	3,174,867,276
320,250,000		Federal National Mortgage Association Notes, 1.270% - 7.125%, 9/15/2004 - 6/3/2005	320,495,237
		TOTAL GOVERNMENT AGENCIES	5,323,327,176
		REPURCHASE AGREEMENTS--47.9%
298,072,000		Interest in $1,761,000,000 repurchase agreement with Barclays Capital, Inc., 1.570%, dated 8/31/2004 to be repurchased at $298,084,999 on 9/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,796,299,168	298,072,000
488,000,000		Interest in $500,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.610%, dated 8/31/2004 to be repurchased at $488,021,824 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2034, collateral market value $510,022,809	488,000,000
301,367,000		Interest in $700,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.610%, dated 8/31/2004 to be repurchased at $301,380,478 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $721,001,005	301,367,000
120,000,000		Interest in $500,000,000 joint repurchase agreement with Citigroup Global Markets Inc., 1.610%, dated 8/31/2004 to be repurchased at $120,005,367 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $513,386,591	120,000,000
472,695,000		Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.610%, dated 8/31/2004 to be repurchased at $472,716,140 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $1,534,539,376	472,695,000
171,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.530%, dated 8/2/2004 to be repurchased at $171,421,515 on 9/30/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2034, collateral market value $515,000,001	171,000,000
340,000,000	[3,4]	Interest in $730,000,000 joint repurchase agreement with Deutsche Bank Securities Inc., 1.70%, dated 8/31/2004, to be repurchased at $340,979,389 on 11/1/2004	340,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$651,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.610%, dated 8/31/2004 to be repurchased at $651,029,114 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $1,021,988,331	$651,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.460%, dated 7/2/2004 to be repurchased at $125,456,250 on 9/30/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2034, collateral market value $258,710,935	125,000,000
508,000,000		Interest in $655,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.610%, dated 8/31/2004 to be repurchased at $508,022,719 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2034, collateral market value $677,363,570	508,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.570%, dated 8/31/2004 to be repurchased at $300,013,083 on 9/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $2,040,002,329	300,000,000
250,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.530%, dated 8/24/2004 to be repurchased at $250,233,750 on 9/15/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/01/2034, collateral market value $255,000,940	250,000,000
700,000,000		Interest in $1,630,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.610%, dated 8/31/2004 to be repurchased at $700,031,306 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/01/2034, collateral market value $1,662,649,855	700,000,000
		TOTAL REPURCHASE AGREEMENTS	4,725,134,000
		TOTAL INVESTMENTS--101.8% (AT AMORTIZED COST) [5]	10,048,461,176
		OTHER ASSETS AND LIABILITIES - NET--(1.8%)	(176,223,286)
		TOTAL NET ASSETS--100%	$9,872,237,890

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The Fund will receive the collateral for this security on the contractual settlement date, September 1, 2004.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (unaudited)

Assets:
Investments in securities	$5,323,327,176
Investments in repurchase agreements	4,725,134,000
Total investments in securities, at amortized cost and value		$10,048,461,176
Cash		586,863
Income receivable		10,463,227
Receivable for shares sold		171,553,386
TOTAL ASSETS		10,231,064,652
Liabilities:
Payable for investments purchased	340,000,000
Payable for shares redeemed	12,389,033
Income distribution payable	1,386,724
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	2,778,346
Payable for shareholder services fee (Note 4)	2,094,673
Payable for Directors'/Trustees' fees	2,377
Accrued expenses	175,609
TOTAL LIABILITIES		358,826,762
Net assets for 9,872,278,537 shares outstanding		$9,872,237,890
Net Assets Consist of:
Paid-in capital		$9,872,278,536
Distributions in excess of net investment income		(40,646)
TOTAL NET ASSETS		$9,872,237,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$7,668,374,370 ÷ 7,668,412,065 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$2,203,863,520 ÷ 2,203,866,472 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2004 (unaudited)

Investment Income:
Interest			$60,646,858
Expenses:
Investment adviser fee (Note 4)		$20,999,086
Administrative personnel and services fee (Note 4)		4,077,046
Custodian fees		151,476
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 4)		3,817,481
Transfer and dividend disbursing agent fees and expenses--Retirement Shares (Note 4)		5,674,221
Directors'/Trustees' fees		38,419
Auditing fees		10,509
Legal fees		3,304
Portfolio accounting fees		89,412
Shareholder services fee--Investment Shares (Note 4)		9,923,817
Shareholder services fee--Retirement Shares (Note 4)		2,806,776
Share registration costs		303,878
Printing and postage - Investment Shares		112,370
Printing and postage - Retirement Shares		268,192
Insurance premiums		60,938
Miscellaneous		19,867
TOTAL EXPENSES		48,356,792
Waivers (Note 4):
Waiver of administrative personnel and services fee	$(196,761)
Waiver of transfer and dividend disbursing agent fees and expenses--Retirement Shares	(1,820,049)
TOTAL WAIVERS		(2,016,810)
Net expenses			46,339,982
Net investment income			$14,306,876

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2004	Year Ended 2/29/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,306,876	$28,187,455
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(13,578,098)	(26,287,160)
Retirement Shares	(764,245)	(1,829,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,342,343)	(28,116,779)
Share Transactions:
Proceeds from sale of shares	24,695,481,123	48,059,951,491
Net asset value of shares issued to shareholders in payment of distributions declared	13,148,951	28,542,018
Cost of shares redeemed	(25,224,823,312)	(49,025,348,326)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(516,193,238)	(936,854,817)
Change in net assets	(516,228,705)	(936,784,141)
Net Assets:
Beginning of period	10,388,466,595	11,325,250,736
End of period (including distributions in excess of net investment income of $(40,646) and $(5,179), respectively)	$9,872,237,890	$10,388,466,595

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004 (unaudited)

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing, printing and postage, and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2004		Year Ended 2/29/2004
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	13,324,669,368	$13,324,669,368	27,167,605,577	$27,167,605,577
Shares issued to shareholders in payment of distributions declared	12,512,655	12,512,655	26,677,455	26,677,455
Shares redeemed	(13,803,144,958)	(13,803,144,958)	(28,149,919,143)	(28,149,919,143)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(465,962,935)	$(465,962,935)	(955,636,111)	$(955,636,111)

	Six Months Ended 8/31/2004		Year Ended 2/29/2004
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	11,370,811,755	$11,370,811,755	20,892,345,914	$20,892,345,914
Shares issued to shareholders in payment of distributions declared	636,296	636,296	1,864,563	1,864,563
Shares redeemed	(11,421,678,354)	(11,421,678,354)	(20,875,429,183)	(20,875,429,183)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	(50,230,303)	$(50,230,303)	18,781,294	$18,781,294
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(516,193,238)	$(516,193,238)	(936,854,817)	$(936,854,817)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Adviser's Background

Passport Research, Ltd., is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. d/b/a Edward Jones is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 48019P102
Cusip 48019P201

8092605 (10/04)

EdwardJones

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Edward Jones Money Market Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004